Operating Segment Information	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Operating Segment Information
4.	Operating Segment Information

Operating segments are components of the PLDT Group that engage in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of PLDT Group). The operating results of these operating segments are regularly reviewed by the Management Committee to make decisions about how resources are to be allocated to each of the segments and to assess their performances, and for which discrete financial information is available.

For management purposes, we are organized into business units based on our products and services.  We have three reportable operating segments as follows:

•

Wireless – mobile telecommunications services provided by Smart and DMPI, our mobile service providers; SBI and PDSI, our wireless broadband service providers; and certain subsidiaries of PLDT Global, our mobile virtual network operations, or MVNO, provider;

•

Fixed Line – fixed line telecommunications services primarily provided by PLDT.  We also provide fixed line services through PLDT’s subsidiaries, namely, ClarkTel, SubicTel, Philcom Group, Maratel, BCC, PLDT Global and certain subsidiaries, and Digitel, all of which together account for approximately 4% of our consolidated fixed line subscribers; data center, cloud, cyber security services, managed information technology services and resellership through ePLDT, IPCDSI Group, AGS Group, Curo and ePDS; business infrastructure and solutions, intelligent data processing and implementation services and data analytics insight generation through Talas; and distribution of Filipino channels and content through PGNL and its subsidiaries; and

•

Others – VIH and certain subsidiaries, our mobile applications and digital platforms developers and mobile financial services provider; PCEV, PGIH, PLDT Digital and its subsidiaries, and PGIC, our investment companies.

See Note 2 – Summary of Significant Accounting Policies for further discussion.

The Management Committee monitors the operating results of each business unit separately for purposes of making decisions about resource allocation and performance assessment.  Segment performance is evaluated based on net income for the period; earnings before interest, taxes, and depreciation and amortization, or Adjusted EBITDA; Adjusted EBITDA margin; and core income.  Net income for the period is measured consistent with net income in our consolidated financial statements.

Adjusted EBITDA for the period is measured as net income excluding depreciation and amortization, amortization of intangible assets, asset impairment on noncurrent assets, financing costs, interest income, equity share in net earnings (losses) of associates and joint ventures, foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net, provision for (benefit from) income tax and other income (expenses) – net.

Adjusted EBITDA margin for the period is measured as Adjusted EBITDA divided by service revenues.

Core income for the period is measured as net income attributable to equity holders of PLDT (net income less net income attributable to noncontrolling interests), excluding foreign exchange gains (losses) – net, gains (losses) on derivative financial instruments – net (excluding hedge costs), asset impairment on noncurrent assets, other non-recurring gains (losses), net of tax effect of aforementioned adjustments, as applicable, and similar adjustments to equity share in net earnings (losses) of associates and joint ventures.

Segment revenues, segment expenses and segment results include transfers between business segments.  These transfers are eliminated in full upon consolidation.

Core earnings per common share, or core EPS, for the period is measured as core income divided by the weighted average number of outstanding common shares.  See Note 8 – Earnings Per Common Share for the weighted average number of common shares.

Adjusted EBITDA, Adjusted EBITDA margin, core income and core EPS are non-IFRS measures.

The amounts of segment assets and liabilities and segment profit or loss are based on measurement principles that are similar to those used in measuring the assets and liabilities and profit or loss in our consolidated financial statements, which is in accordance with IFRS.

The segment revenues, net income, and other segment information of our reportable operating segments as at and for the years ended December 31, 2018, 2017 and 2016, and are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for Adjusted EBITDA margin)
December 31, 2018
Revenues
External customers	87,193	76,431	1,128	—	164,752
Service revenues	80,265	72,858	1,084	—	154,207
Non-service revenues	6,928	3,573	44	—	10,545
Inter-segment transactions	2,736	8,791	10	(11,537)	—
Service revenues	2,736	8,790	10	(11,536)	—
Non-service revenues	—	1	—	(1)	—
Total revenues	89,929	85,222	1,138	(11,537)	164,752

Results
Depreciation and amortization	24,778	22,303	159	—	47,240
Asset impairment	3,319	4,746	—	—	8,065
Impairment of investments	60	—	112	—	172
Interest income	719	812	536	(124)	1,943
Equity share in net earnings (losses) of associates and joint ventures	62	171	(320)	—	(87)
Financing costs	1,865	5,195	131	(124)	7,067
Provision for income tax	1,333	1,336	1,173	—	3,842
Net income (loss) / Segment profit (loss)	5,725	6,059	7,971	(782)	18,973
Adjusted EBITDA	34,235	30,875	(2,688)	1,605	64,027
Adjusted EBITDA margin	41%	38%	(246%)	(14%)	(42%)
Core income	9,760	6,925	9,952	(782)	25,855

Assets and liabilities
Operating assets	230,182	199,557	30,962	(61,075)	399,626
Investments in associates and joint ventures	—	43,426	12,001	—	55,427
Deferred income tax assets – net	16,879	12,479	(1,119)	(542)	27,697
Total assets	247,061	255,462	41,844	(61,617)	482,750
Operating liabilities	168,837	206,812	16,773	(29,319)	363,103
Deferred income tax liabilities – net	2,321	482	367	(189)	2,981
Total liabilities	171,158	207,294	17,140	(29,508)	366,084

Other segment information
Capital expenditures, including capitalized interest (Note 9)	32,248	26,242	—	—	58,490

December 31, 2017
Revenues
External customers	91,288	67,389	1,249	—	159,926
Service revenues	86,128	63,811	1,226	—	151,165
Non-service revenues	5,160	3,578	23	—	8,761
Inter-segment transactions	1,284	10,952	30	(12,266)	—
Service revenues	1,284	10,946	30	(12,260)	—
Non-service revenues	—	6	—	(6)	—
Total revenues	92,572	78,341	1,279	(12,266)	159,926

Results
Depreciation and amortization	36,776	15,001	138	—	51,915
Asset impairment	6,104	2,098	56	—	8,258
Impairment of investments	439	1,583	540	—	2,562
Equity share in net earnings (losses) of associates and joint ventures	(129)	44	2,991	—	2,906
Interest income	305	695	655	(243)	1,412
Financing costs	2,247	5,106	214	(197)	7,370
Provision for income tax	(2,787)	3,680	210	—	1,103
Net income (loss) / Segment profit (loss)	(2,215)	7,474	8,825	(618)	13,466
Adjusted EBITDA	36,395	29,478	(1,307)	1,608	66,174
Adjusted EBITDA margin	42%	39%	(104%)	(13%)	44%
Core income	9,812	8,846	9,628	(618)	27,668

Assets and liabilities
Operating assets	211,983	174,217	34,504	(37,856)	382,848
Investments in associates and joint ventures	—	44,867	1,263	—	46,130
Deferred income tax assets – net	18,826	11,994	—	(354)	30,466
Total assets	230,809	231,078	35,767	(38,210)	459,444
Operating liabilities	153,622	196,451	13,624	(18,802)	344,895
Deferred income tax liabilities – net	2,656	286	424	—	3,366
Total liabilities	156,278	196,737	14,048	(18,802)	348,261

Other segment information
Capital expenditures, including capitalized interest (Note 9)	27,305	12,994	—	—	40,299

December 31, 2016
Revenues
External customers	102,639	61,806	817	—	165,262
Service revenues	98,406	58,086	718	—	157,210
Non-service revenues	4,233	3,720	99	—	8,052
Inter-segment transactions	1,448	10,922	30	(12,400)	—
Service revenues	1,448	10,920	30	(12,398)	—
Non-service revenues	—	2	—	(2)	—
Total revenues	104,087	72,728	847	(12,400)	165,262

Results
Depreciation and amortization	18,767	15,471	217	—	34,455
Asset impairment	9,016	1,758	268	—	11,042
Impairment of investments	—	134	5,381	—	5,515
Interest income	269	707	307	(237)	1,046
Equity share in net earnings (losses) of associates and joint ventures	(127)	(40)	1,348	—	1,181
Financing costs	2,482	4,917	192	(237)	7,354
Provision for income tax	(1,257)	3,018	148	—	1,909
Net income (loss) / Segment profit (loss)	10,618	8,134	1,410	—	20,162
Adjusted EBITDA	32,915	26,950	(276)	1,572	61,161
Adjusted EBITDA margin	33%	39%	(37%)	(13%)	39%
Core income	12,275	7,746	7,836	—	27,857

Assets and liabilities
Operating assets	217,964	183,533	22,804	(33,388)	390,913
Investments in associates and joint ventures	1,945	40,874	14,039	—	56,858
Deferred income tax assets – net	13,985	13,363	—	—	27,348
Total assets	233,894	237,770	36,843	(33,388)	475,119
Operating liabilities	161,480	203,777	12,637	(14,879)	363,015
Deferred income tax liabilities – net	2,923	384	260	—	3,567
Total liabilities	164,403	204,161	12,897	(14,879)	366,582

Other segment information
Capital expenditures, including capitalized interest (Note 9)	32,097	10,728	—	—	42,825

Certain revenues and expenses in 2017 and 2016 were reclassified to conform with the 2018 presentation.

The following table shows the reconciliation of our consolidated net income to our consolidated adjusted EBITDA for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
		(in million pesos)
Consolidated net income	18,973	13,466	20,162
Add (deduct) adjustments:
Depreciation and amortization	47,240	51,915	34,455
Financing costs	7,067	7,370	7,354
Provision for income tax	3,842	1,103	1,909
Noncurrent asset impairment	2,122	3,913	1,074
Amortization of intangible assets	892	835	929
Foreign exchange losses – net	771	411	2,785
Impairment of investments (Note 10)	172	2,562	5,515
Equity share in net losses (earnings) of associates and joint ventures	87	(2,906)	(1,181)
Gains on derivative financial instruments – net	(1,086)	(533)	(996)
Interest income	(1,943)	(1,412)	(1,046)
Other income – net	(14,110)	(10,550)	(9,799)
Total adjustments	45,054	52,708	40,999
Consolidated Adjusted EBITDA	64,027	66,174	61,161

The following table shows the reconciliation of our consolidated net income income to our consolidated core income for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
		(in million pesos)
Consolidated net income	18,973	13,466	20,162
Add (deduct) adjustments:
Depreciation due to shortened life of property and equipment	4,564	12,816	—
Noncurrent asset impairment	2,122	3,913	1,074
Manpower rightsizing program, or MRP	1,703	—	—
Loss in fair value of investments	1,154	—	—
Foreign exchange losses – net	771	411	2,785
Investment written-off	362	—	—
Impairment of investments (Note 10)	172	2,562	5,515
Core income adjustment on equity share in net losses of associates and joint ventures	23	60	95
Net income attributable to noncontrolling interests	(57)	(95)	(156)
Other nonrecurring income	(1,018)	—	—
Gains on derivative financial instruments – net, excluding hedge costs (Note 27)	(1,135)	(724)	(1,539)
Net tax effect of aforementioned adjustments	(1,779)	(4,741)	(79)
Total adjustments	6,882	14,202	7,695
Consolidated core income	25,855	27,668	27,857

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2018, 2017 and 2016:

	2018		2017		2016
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	119.39	119.39	127.79	127.79	128.66	128.66
Add (deduct) adjustments:
Gains on derivative financial instruments – net, excluding hedge costs	4.08	4.08	2.34	2.34	4.99	4.99
Core income adjustment on equity share in net losses associates and joint ventures	(0.11)	(0.11)	(0.28)	(0.28)	(0.44)	(0.44)
Impairment of investment	(0.80)	(0.80)	(11.86)	(11.86)	(25.52)	(25.52)
Investment written-off	(1.68)	(1.68)	—	—	—	—
Foreign exchange losses – net	(3.57)	(3.57)	(1.74)	(1.74)	(10.40)	(10.40)
Loss in fair value of investments	(5.34)	(5.34)	—	—	—	—
MRP	(5.52)	(5.52)	—	—	—	—
Asset impairment	(9.82)	(9.82)	(13.12)	(13.12)	(4.96)	(4.96)
Depreciation due to shortened life of property and equipment	(14.06)	(14.06)	(41.52)	(41.52)	—	—
Other nonrecurring income and others	4.71	4.71	—	—	—	—
Total adjustments	(32.11)	(32.11)	(66.18)	(66.18)	(36.33)	(36.33)
Consolidated EPS attributable to common equity holders of PLDT	87.28	87.28	61.61	61.61	92.33	92.33

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
		(in million pesos)
Wireless services
Service revenues:
Mobile	79,904	83,166	95,066
Home broadband	155	2,547	2,758
MVNO and others	206	415	582
	80,265	86,128	98,406
Non-service revenues:
Sale of mobile handsets and broadband data modems	6,928	5,160	4,233
Total wireless revenues	87,193	91,288	102,639
Fixed line services
Service revenues:
Voice	22,986	25,296	25,502
Data	48,858	37,445	31,727
Miscellaneous	1,014	1,070	857
	72,858	63,811	58,086
Non-service revenues:
Sale of computers, phone units and SIM cards	3,056	2,706	2,907
Point-product-sales	517	872	813
	3,573	3,578	3,720
Total fixed line revenues	76,431	67,389	61,806
Other services	1,128	1,249	817
Total revenues	164,752	159,926	165,262

Disclosure of the geographical distribution of our revenues from external customers and the geographical location of our total assets are not provided since the majority of our consolidated revenues are derived from our operations within the Philippines.

There is no revenue transaction with a single external customer that accounted for 10% or more of our consolidated revenues from external customers for the years ended December 31, 2018, 2017 and 2016.